Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 868,080	$ 1,179	$ 2,201,235	$ 1,847	$ 490	$ 258,337
Loss from operations	(868,080)	(1,179)	(2,201,235)	(1,847)	(490)	(258,337)
Other income (expense):
Interest earned on marketable securities held in Trust Account	1,148,125		2,392,256			1,104,670
Compensation expense		(62,500)		(62,500)		(62,500)
Total other income (expense)	1,148,125	(62,500)	2,392,256	(62,500)		1,042,170
Income (Loss) before benefit from (provision for) income taxes	280,045	(63,679)	191,021	(64,347)	(490)	783,833
Benefit from (Provision for) income taxes	(230,607)		(481,374)			(206,393)
Net income (loss)	$ 49,438	$ (63,679)	$ (290,353)	$ (64,347)	$ (490)	$ 577,440
Redeemable Common Stock [Member]
Other income (expense):
Weighted average common stock outstanding, non-redeemable common stock Basic	8,948,206		10,217,054			3,434,247
Weighted average common stock outstanding,Non redeemable common stock, diluted	8,948,206		10,217,054			3,434,247
Basic net income (loss) per share, non-redeemable common stock	$ 0.00		$ (0.02)			$ 0.09
Diluted net income (loss) per share, non-redeemable common stock	$ 0.00		$ (0.02)			$ 0.09
Non-Redeemable Common Stock [Member]
Other income (expense):
Weighted average common stock outstanding, non-redeemable common stock Basic	3,132,500	2,500,000	3,132,500	2,500,000	2,500,000	2,951,897
Weighted average common stock outstanding,Non redeemable common stock, diluted	3,132,500	2,500,000	3,132,500	2,500,000	2,500,000	2,951,897
Basic net income (loss) per share, non-redeemable common stock	$ 0.00	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.00)	$ 0.09
Diluted net income (loss) per share, non-redeemable common stock	$ 0.00	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.00)	$ 0.09